Trade and other receivables	6 Months Ended
Jun. 30, 2024
Trade And Other Receivables
Trade and other receivables

9.	Trade and other receivables

9.1.	Trade and other receivables

	06.30.2024	12.31.2023
Receivables from contracts with customers
Third parties	4,327	6,038
Related parties
Investees (note 28.1)	193	140
Subtotal	4,520	6,178
Other trade receivables
Third parties
Receivables from divestments and Transfer of Rights Agreement	1,464	2,162
Lease receivables	331	352
Other receivables	790	627
Related parties
Petroleum and alcohol accounts - receivables from Brazilian Federal Government	−	278
Subtotal	2,585	3,419
Total trade and other receivables, before ECL	7,105	9,597
Expected credit losses (ECL) - Third parties	(1,523)	(1,613)
Expected credit losses (ECL) - Related parties	(2)	(2)
Total trade and other receivables	5,580	7,982
Current	4,405	6,135
Non-current	1,175	1,847

Trade and other receivables are generally classified as measured at amortized cost, except for receivables with final prices linked to changes in commodity price after their transfer of control, which are classified as measured at fair value through profit or loss, amounting to US$ 535 as of June 30, 2024 (US$ 503 as of December 31, 2023).

The balance of receivables from divestment and Transfer of Rights Agreement is mainly related to the Earn Out of the Atapu and Sépia fields, totaling US$ 348 (US$ 611 as of December 31, 2023), from the sale of the Roncador field, totaling US$ 361 (US$ 360 as of December 31, 2023), and the Potiguar group of fields, totaling US$ 208 (US$ 265 as of December 31, 2023).

On June 26, 2024, the amount of US$ 250, net of withholding income tax, related to the second and final installment of the judicialized debts with the Brazilian Federal Government (precatórios), arising from of Petroleum and Alcohol Account, was released to the Company and became part of the guarantee in a tax lawsuit.

9.2.	Aging of trade and other receivables – third parties

	06.30.2024		12.31.2023
	Trade and other receivables	Expected credit losses	Trade and other receivables	Expected credit losses
Current	4,972	(34)	6,948	(34)
Overdue:
1-90 days (1)	198	(32)	472	(43)
91-180 days	97	(19)	19	(10)
181-365 days	29	(25)	63	(57)
More than 365 days	1,616	(1,413)	1,677	(1,469)
Total	6,912	(1,523)	9,179	(1,613)
(1)	On January 10, 2024, Petrobras received US$ 298 from Carmo Energy as the last installment relating to the sale of the Carmópolis cluster, which was due on December 20, 2023.

9.3.	Changes in provision for expected credit losses – third parties and related parties

	2024 Jan-Jun	2023 Jan-Jun
Opening balance	1,615	1,536
Additions	90	94
Write-offs	(9)	(33)
Reversals	(44)	(48)
Translation adjustment	(127)	75
Closing balance	1,525	1,624
Current	293	283
Non-current	1,232	1,341